LEASES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 11, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term								5 years 6 months
Base rent		$ 77,357		$ 168,769
Operating expenses		$ 1,792,993	$ 2,190,028	$ 6,152,335	$ 3,096,309	$ 5,996,739	$ 1,058,039
Remaining Lease Term		4 years 8 months 1 day		4 years 8 months 1 day
Operating lease, payments						$ 21,633
Operating Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Base rent	$ 10,817			$ 10,817
Base rent percentage	2.50%			2.50%
Operating expenses	$ 12,000			$ 12,000
Operating lease discount rate	3.95%	3.95%		3.95%		3.95%
Operating lease description	The Company entered into an agreement in December 2020 for approximately 8,500 square feet which is for a five-and-one-half year period.
Operating lease term	P2Y